Eaton Vance
Focused Growth Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
Automobile Components — 1.5%
Aptiv PLC(1)	30,052	$ 2,489,508
		$ 2,489,508
Broadline Retail — 7.6%
Amazon.com, Inc.(1)	85,753	$ 12,527,656
		$ 12,527,656
Capital Markets — 3.7%
Intercontinental Exchange, Inc.	17,485	$ 1,990,492
S&P Global, Inc.	4,129	1,716,962
Tradeweb Markets, Inc., Class A	24,285	2,353,217
		$ 6,060,671
Commercial Services & Supplies — 2.5%
Copart, Inc.(1)	34,150	$ 1,715,013
Waste Connections, Inc.	18,188	2,464,292
		$ 4,179,305
Consumer Staples Distribution & Retail — 3.8%
Costco Wholesale Corp.	5,851	$ 3,468,122
Walmart, Inc.	17,714	2,757,892
		$ 6,226,014
Electrical Equipment — 2.0%
AMETEK, Inc.	21,335	$ 3,311,832
		$ 3,311,832
Entertainment — 2.6%
Netflix, Inc.(1)	9,083	$ 4,305,070
		$ 4,305,070
Financial Services — 2.0%
Visa, Inc., Class A	12,712	$ 3,262,916
		$ 3,262,916
Ground Transportation — 2.6%
Uber Technologies, Inc.(1)	75,545	$ 4,259,227
		$ 4,259,227
Health Care Equipment & Supplies — 2.3%
Intuitive Surgical, Inc.(1)	8,064	$ 2,506,614
Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	4,710	$ 1,395,714
		$ 3,902,328
Health Care Providers & Services — 2.6%
Humana, Inc.	2,012	$ 975,538
UnitedHealth Group, Inc.	6,028	3,333,303
		$ 4,308,841
Interactive Media & Services — 10.7%
Alphabet, Inc., Class C(1)	91,458	$ 12,248,055
Meta Platforms, Inc., Class A(1)	16,778	5,488,923
		$ 17,736,978
IT Services — 2.1%
Accenture PLC, Class A	10,500	$ 3,497,970
		$ 3,497,970
Life Sciences Tools & Services — 2.4%
Danaher Corp.	7,888	$ 1,761,469
Thermo Fisher Scientific, Inc.	4,350	2,156,556
		$ 3,918,025
Pharmaceuticals — 3.0%
Eli Lilly & Co.	8,332	$ 4,924,545
		$ 4,924,545
Professional Services — 1.5%
TransUnion	42,183	$ 2,476,986
		$ 2,476,986
Semiconductors & Semiconductor Equipment — 11.5%
Analog Devices, Inc.	17,301	$ 3,172,657
Lam Research Corp.	4,804	3,439,280
NVIDIA Corp.	23,634	11,053,622
QUALCOMM, Inc.	10,542	1,360,445
		$ 19,026,004
Software — 21.4%
Adobe, Inc.(1)	9,085	$ 5,551,026
Autodesk, Inc.(1)	9,695	2,117,679
Fair Isaac Corp.(1)	1,891	2,056,652
Fortinet, Inc.(1)	32,151	1,689,856
Intuit, Inc.	10,454	5,974,043
Microsoft Corp.	47,712	18,078,554
		$ 35,467,810

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 4.2%
Burlington Stores, Inc.(1)	9,706	$ 1,646,041
TJX Cos., Inc. (The)	59,818	5,270,564
		$ 6,916,605
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc.	70,482	$ 13,388,056
		$ 13,388,056
Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B	11,119	$ 1,226,092
		$ 1,226,092
Total Common Stocks (identified cost $91,800,101)		$163,412,439

Short-Term Investments — 1.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(2)	1,974,272	$ 1,974,272
Total Short-Term Investments (identified cost $1,974,272)		$ 1,974,272
Total Investments — 100.0% (identified cost $93,774,373)		$165,386,711
Other Assets, Less Liabilities — (0.0)%(3)		$ (25,656)
Net Assets — 100.0%		$165,361,055
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
(3)	Amount is less than (0.05)%.

The Fund did not have any open derivative instruments at November 30, 2023.
Affiliated Investments
At November 30, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,974,272, which represents 1.2% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$436,876	$29,365,418	$(27,828,022)	$ —	$ —	$1,974,272	$77,165	1,974,272
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Focused Growth Opportunities Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$163,412,439*	$ —	$ —	$163,412,439
Short-Term Investments	1,974,272	—	—	1,974,272
Total Investments	$165,386,711	$ —	$ —	$165,386,711
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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